Annual Operating Expenses {- Value Strategies Portfolio} - 02.28 VIP Value Strategies Portfolio Initial/Service/Service 2 PRO-09 - Value Strategies Portfolio	Apr. 30, 2021
VIP Value Strategies Portfolio-Initial VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.66%
VIP Value Strategies Portfolio-Service VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.13%
Total annual operating expenses	0.76%
VIP Value Strategies Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual operating expenses	0.91%